Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases

As of September 30, 2025, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

October 2025 to September 2026	$51,455
October 2026 and after	—
Total	$51,455